Tax - Summary of Reconciliation of Tax Charge (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax reconciliation [Line Items]
Corporate income tax rate	19.25%	20.00%	20.25%
Tax credits	(0.50%)	(2.40%)	(0.20%)
Differences in tax gains and accounting gains on asset disposals			(9.80%)
Other permanent differences	0.80%	3.80%	1.10%
Non-recoverable withholding taxes	0.30%	0.70%	0.10%
Net effect of different rates of tax in overseas businesses	14.10%	13.70%	7.10%
Effects of changes in tax rates resulting from significant US tax reform	(13.20%)
Release of provision for taxation on unremitted earnings following significant US tax reform	(7.60%)
Transition tax liability arising from significant US tax reform	4.70%
Effect of other changes in tax rates and tax laws	0.30%	0.40%	(1.50%)
Benefit of tax reliefs on which no deferred tax previously recognised	(1.90%)	(1.20%)	(0.10%)
Effect of adjustments to estimated recoverable deferred tax assets	(1.30%)	(4.30%)	(0.90%)
Adjustment to tax charge in respect of prior periods	(2.50%)	(1.30%)	(2.80%)
Other			0.10%
Average effective tax rate	12.50%	29.40%	13.40%
United States [member]
Disclosure of income tax reconciliation [Line Items]
Corporate income tax rate	35.00%
Before exceptional items [member]
Disclosure of income tax reconciliation [Line Items]
Corporate income tax rate	19.30%	20.00%	20.30%
Tax credits	(0.50%)	(2.20%)	(0.40%)
Other permanent differences	0.60%	3.60%	2.00%
Non-recoverable withholding taxes	0.30%	0.70%	0.30%
Net effect of different rates of tax in overseas businesses	14.10%	13.90%	15.30%
Effects of changes in tax rates resulting from significant US tax reform	0.00%	0.00%	0.00%
Effect of other changes in tax rates and tax laws	0.30%	0.30%	0.10%
Benefit of tax reliefs on which no deferred tax previously recognised	(1.90%)	(1.10%)	(0.10%)
Effect of adjustments to estimated recoverable deferred tax assets	(1.30%)	(4.10%)	(1.70%)
Adjustment to tax charge in respect of prior periods	(1.10%)	(1.10%)	(5.40%)
Average effective tax rate	29.80%	30.00%	30.40%
Before exceptional items [member] | United States [member]
Disclosure of income tax reconciliation [Line Items]
Net effect of different rates of tax in overseas businesses	13.80%	12.60%	13.50%